AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.7%
Long-Term Municipal Bonds – 91.5%
Alabama – 4.5%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group) Series 2015 5.00%, 06/01/2028	$3,905	$3,925,360
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,000	3,204,909
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,945,454
Series 2023-D 4.765% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,561,305
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,100	1,165,480
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	16,278,285
Series 2022-D 4.00%, 07/01/2052	2,555	2,581,642
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,110,000
Series 2021 4.00%, 02/01/2039	1,675	1,592,485
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	2,000	2,128,777
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,788,737
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,085	1,137,634
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,037,421
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,373,935
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,113,752

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	$3,000	$3,154,742

		65,099,918

Alaska – 0.3%
Alaska Housing Finance Corp. (Prerefunded - Others) Series 2023 4.39%, 07/01/2026(b)	4,000	4,015,499

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,354,535
Series 2018 6.50%, 09/01/2028(b)	245	256,187

		1,610,722

Arizona – 2.4%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2024-A 5.68%, 01/01/2043(b)	1,000	972,095
Series 2024-B 5.68%, 01/01/2043(b)	215	208,967
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	957,166
5.00%, 11/01/2031	800	874,552
5.00%, 11/01/2032	650	709,304
5.00%, 11/01/2033	900	978,617
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	469,733
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	1,000	30,000
6.75%, 07/01/2026(c) (d) (e)	1,000	30,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,802,446
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,121,799
Series 2024 4.00%, 06/01/2049	2,000	1,998,217

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	$4,000	$3,320,718
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	4,067,225
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,033,142
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,500	1,505,519
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,075,778
5.00%, 12/01/2044	1,000	1,068,467
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,343,142
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	1,600	1,731,919

		34,298,806

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,000	1,108,525
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	1,000	983,003

		2,091,528

California – 8.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,958,856
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,246,026
ARC70 II Trust (ARC70 II Trust) Series 2023 4.84%, 04/01/2065(d) (f)	4,757	4,473,838

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	$2,000	$2,111,582
Series 2024 5.00%, 08/01/2055	1,000	1,059,307
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,052,927
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,525	4,746,968
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,125	1,190,710
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,315	2,496,038
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,655,400
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	985	828,472
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	941	899,633
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,774	4,716,256
Series 2021-2, Class X 0.825%, 03/25/2035(g)	2,387	101,051
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,900	1,778,285
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2024 8.00%, 01/01/2050(b)	1,000	1,029,860
California Pollution Control Financing Authority (Rialto Bioenergy Facility) Series 2019 7.50%, 12/01/2040(c) (d) (e) (h) (i)	223	22
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	1,000	772,728

	Principal Amount (000)	U.S. $ Value

Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	$1,000	$1,088,976
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	4,000	4,281,312
Series 2022 5.00%, 05/15/2028	4,000	4,199,470
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,569,881
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,629,112
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,946,737
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,467,263
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,106,511
5.00%, 07/01/2037	1,315	1,453,217
5.00%, 07/01/2038	1,855	2,051,726
5.00%, 07/01/2039	1,000	1,098,873
Series 2024-C 5.00%, 07/01/2041	1,700	1,834,229
Series 2024-D 5.00%, 07/01/2043	2,670	2,843,141
Series 2024-E 5.00%, 07/01/2039	2,550	2,813,990
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	1,435	1,479,003
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	6,500	7,312,412

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	$5,000	$4,571,137
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-H 5.00%, 05/01/2025	5,480	5,506,374
Series 2023-E 5.50%, 05/01/2040	5,000	5,553,900
Series 2024 5.00%, 05/01/2036	5,960	6,480,640
5.00%, 05/01/2037	2,000	2,164,711
5.00%, 05/01/2039	4,975	5,324,949
5.25%, 05/01/2044	3,380	3,635,356
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,472,043
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,725	1,892,614
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	11,375,872
5.10%, 03/01/2029	1,200	1,222,601

		122,494,009

Colorado – 3.5%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	2,655	2,699,004
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,561,937
5.00%, 11/15/2033	10,000	10,826,472
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,199,513
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,805,382
Series 2023 5.00%, 11/15/2058	5,280	5,635,438
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	1,015	1,090,787
5.00%, 08/01/2032	640	682,468
5.00%, 08/01/2033	750	796,645

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	$1,445	$1,426,624
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,637,733
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.665% (SOFR + 0.75%), 09/01/2039(a)	2,000	2,002,473
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,805	1,626,258
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	292	301,395
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	6,978,317
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,062,178

		50,332,624

Connecticut – 2.5%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	2,029,819
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	3,665	3,665,628
4.00%, 07/01/2040	1,500	1,453,423
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2022 1.10%, 07/01/2049	8,000	7,994,562
Series 2023-A 2.80%, 07/01/2048	7,710	7,680,051
State of Connecticut (State of Connecticut) Series 2015-B 5.00%, 06/15/2028	2,840	2,858,975
Series 2016-A 5.00%, 03/15/2032	2,160	2,200,129
Series 2018-B 5.00%, 04/15/2028	1,440	1,536,428

	Principal Amount (000)	U.S. $ Value

State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	$3,040	$3,273,362
Series 2023-A 5.25%, 07/01/2042	3,000	3,350,128

		36,042,505

District of Columbia – 2.9%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,461,455
District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	1,015	1,119,048
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,003,359
5.00%, 08/31/2030	5,025	5,320,422
5.00%, 02/29/2032	5,475	5,846,738
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2022-A 5.00%, 07/01/2042	5,795	6,273,470
Series 2024-A 5.00%, 10/01/2035	3,750	4,333,300
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,147,470
Series 2024-A 5.00%, 10/01/2034	2,000	2,172,729
5.00%, 10/01/2042	1,000	1,047,092
5.25%, 10/01/2041	2,000	2,165,757
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2040	2,540	2,775,394

		41,666,234

Florida – 4.4%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,441,217
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,513,094

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2026	$2,885	$2,900,365
5.00%, 06/01/2027	4,515	4,539,677
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	3,130	3,410,372
5.00%, 10/01/2036	4,970	5,369,497
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,831,018
5.00%, 10/01/2038	2,835	2,996,919
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A
Zero Coupon, 10/01/2030	115	92,261
Zero Coupon, 10/01/2031	140	107,418
Zero Coupon, 10/01/2032	100	73,426
Zero Coupon, 10/01/2033	115	80,749
Zero Coupon, 10/01/2034	125	83,932
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	1,710	1,867,769
5.25%, 10/01/2041	1,750	1,901,463
5.25%, 10/01/2042	1,100	1,189,881
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,662,170
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	474,399
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,914,491
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2036	2,175	2,368,033
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	2,000	2,166,548
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,146,036

	Principal Amount (000)	U.S. $ Value

Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2027(j)	$1,000	$1,040,326
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	1,700	1,817,779
Series 2025-B 5.25%, 04/01/2040	1,000	1,121,404
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2045	1,290	1,368,166
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	987,439
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b) (c) (e)	950	841,951
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026(j)	3,500	3,589,001
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,640	2,728,280

		64,625,081

Georgia – 3.0%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,705,497
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	3,440	3,653,880
5.00%, 07/01/2042	6,830	7,121,148
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,655,322
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,068,805
Series 2024-C 5.00%, 12/01/2054	4,000	4,203,192

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	$8,000	$8,444,879
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,229,246
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,188,700

		44,270,669

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038(j)	2,000	2,260,441

Illinois – 5.8%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,227,733
Series 2019-B 5.00%, 12/01/2030	135	138,602
5.00%, 12/01/2031	265	271,732
5.00%, 12/01/2033	100	101,871
Series 2023 5.25%, 04/01/2033	1,375	1,507,955
5.25%, 04/01/2040	1,720	1,827,942
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,590,522
5.00%, 01/01/2037	5,260	5,417,951
5.00%, 01/01/2038	1,000	1,026,057
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-C 5.00%, 01/01/2033	5,000	5,068,765
Series 2022 4.00%, 01/01/2042	2,000	1,937,469
5.00%, 01/01/2028	680	708,229
5.00%, 01/01/2031	600	640,761
5.00%, 01/01/2042	3,850	3,990,627
Series 2024-A 5.00%, 01/01/2039	3,400	3,599,300
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	970,870
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	985,632

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	$100	$100,537
5.00%, 09/01/2027	100	100,813
5.00%, 09/01/2029	100	101,098
5.00%, 09/01/2033	200	199,741
5.00%, 09/01/2034	100	99,410
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2015 4.00%, 05/01/2044	1,500	1,503,599
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,991,422
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	128,603
Series 2024 5.67%, 11/01/2038(d)	1,190	1,174,145
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-H 4.00%, 01/01/2042	3,500	3,367,006
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2021-A 5.00%, 01/01/2041	14,805	15,956,173
5.00%, 01/01/2043	6,700	7,140,955
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,222,908
Series 2022-B 5.25%, 10/01/2037	3,000	3,316,057
Series 2024 5.00%, 02/01/2026	1,500	1,527,603
Series 2024-B 5.00%, 05/01/2038	1,000	1,098,682
5.00%, 05/01/2041	1,400	1,512,205
5.25%, 05/01/2043	3,000	3,270,912

		83,823,887

Indiana – 2.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (e)	87	9
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,120,360
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)	2,220	356,725

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033	$2,000	$2,281,020
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,763,307
4.50%, 05/01/2035	7,555	7,601,582
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,164,934
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	6,974,476
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	495	454,532
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.755% (SOFR + 0.71%), 11/01/2046(a) (d)	1,965	1,973,985
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,182,699
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,107,418

		37,981,047

Iowa – 1.5%
Iowa Finance Authority (Iowa Finance Authority) Series 2022-E 3.845% (SOFR + 0.80%), 01/01/2052(a)	8,000	8,001,410
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,147,421
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	504,553
4.00%, 06/01/2035	515	517,780
4.00%, 06/01/2040	500	489,177
5.00%, 06/01/2031	900	969,501
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	9,300	9,474,557

		22,104,399

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
Kansas Development Finance Authority (Prerefunded - US Treasuries) Series 2021 5.00%, 11/15/2054	$720	$762,205

Kentucky – 1.7%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	180	182,161
5.00%, 02/01/2027	195	200,098
5.00%, 02/01/2030	125	131,727
5.00%, 02/01/2031	150	155,364
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2042	2,000	2,149,909
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 3.648%, 12/01/2049	20,000	19,952,042
Northern Kentucky Water District (Northern Kentucky Water District) Series 2021-B 4.00%, 02/01/2025	2,665	2,665,000

		25,436,301

Louisiana – 0.9%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,910	2,071,452
Jefferson Sales Tax District (Jefferson Sales Tax District) AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,871,957
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,280	2,281,601
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	340	341,942
6.10%, 06/01/2038(b)	455	500,037
6.10%, 12/01/2040(b)	390	428,610
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,000,885

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.545% (SOFR + 0.50%), 05/01/2043(a)	$4,015	$4,004,487

		12,500,971

Maryland – 0.6%
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,446,923
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	1,000	1,011,390
Series 2022-A 5.00%, 06/01/2035	1,000	1,126,309
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2039	1,000	1,067,201
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	3,210	3,227,062

		8,878,885

Massachusetts – 1.4%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	1,000	1,009,939
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2017-D 5.00%, 07/01/2025	3,000	3,028,215
Series 2022-B 4.11%, 07/15/2031	1,058	1,034,145
Series 2024-A 5.00%, 01/01/2040	2,000	2,233,918
Series 2024-B 5.00%, 05/01/2043	2,000	2,190,211
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	1,175	1,240,612
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,000	1,010,944
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2038	2,500	2,598,256
Series 2019-C 5.00%, 07/01/2039	3,050	3,161,172
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	3,155,015

		20,662,427

	Principal Amount (000)	U.S. $ Value

Michigan – 1.8%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	$750	$773,336
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.663% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	2,605	2,573,829
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,125	1,171,255
Great Lakes Water Authority Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2016-B 5.00%, 07/01/2025	2,120	2,139,754
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-C 5.00%, 07/01/2025	1,000	1,009,318
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	11,080	11,120,941
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,791,098
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	3,000	3,012,093
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,839,248
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	922,100

		26,352,972

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (k)	$1,500	$1,543,388
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,087,019
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	375	374,485
5.66%, 07/01/2041(b)	1,000	985,248
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,188,225
5.00%, 01/01/2039	2,105	2,204,519

		10,382,884

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	1,000	1,093,938
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,012,257

		2,106,195

Missouri – 0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2025	135	135,136
5.75%, 03/01/2027	120	123,895
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,680,886

		1,939,917

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,982,209
5.00%, 02/15/2033	1,350	1,386,312

		3,368,521

Nebraska – 0.8%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,094,271

	Principal Amount (000)	U.S. $ Value

Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	$6,115	$6,128,897
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	3,046,557

		11,269,725

Nevada – 1.2%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	5,000	5,147,757
4.00%, 06/01/2037	6,350	6,491,909
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,075,700
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	1,000	1,030,495
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	2,625	2,753,024
5.00%, 07/01/2035	805	837,439

		17,336,324

New Hampshire – 1.6%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	1,994	1,890,299
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	971	974,115
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	999,956
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2024 4.15%, 10/20/2040	2,000	1,956,320
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,435	1,429,583

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	$9,664	$9,635,031
Series 2022-1, Class X 0.35%, 09/20/2036(g)	8,215	165,511
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	4,846	4,692,894
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(g)	2,168	80,966
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.503%, 08/20/2039(g)	996	40,071
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	837	832,838
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,000	993,212

		23,690,796

New Jersey – 4.7%
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	1,998,064
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	552,080
4.00%, 07/01/2040	750	747,690
4.00%, 07/01/2041	835	827,305
5.00%, 07/01/2034	845	937,958
5.00%, 07/01/2035	400	442,511
5.00%, 07/01/2036	600	661,882
5.00%, 07/01/2037	600	658,526
5.00%, 07/01/2038	745	812,688
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,492,431
Series 2018-A 5.00%, 06/15/2028	4,170	4,272,707
5.00%, 06/15/2029	17,500	17,910,685
5.00%, 06/15/2030	1,500	1,533,226
5.00%, 06/15/2031	3,000	3,061,805
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,596,999
5.00%, 06/15/2043	1,250	1,350,684

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	$3,530	$3,453,948
5.00%, 06/15/2037	3,750	4,246,736
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-A 5.00%, 01/01/2033	7,300	7,539,254
Series 2021-B 1.713%, 01/01/2029	1,350	1,211,303
Series 2024-C 5.00%, 01/01/2043	2,400	2,615,862
5.00%, 01/01/2044	1,000	1,085,213
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	4,750	4,941,044

		68,950,601

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2022-A 5.00%, 07/01/2031	1,000	1,115,708

New York – 7.6%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	2,890,473
Series 2021-A 4.00%, 08/01/2041	2,000	2,007,769
Series 2021-F 5.00%, 06/01/2044(k)	2,500	2,514,950
Series 2024-C 5.25%, 09/01/2050	3,000	3,243,258
County of Nassau NY (County of Nassau NY) Series 2022-A 4.00%, 04/01/2042	2,205	2,166,929
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,663,521
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,413,676
Series 2017 5.00%, 11/15/2025	1,935	1,967,292
5.00%, 11/15/2026	555	575,525
Series 2017-C 5.00%, 11/15/2027	1,745	1,842,958
Series 2020-A 5.00%, 11/15/2045	5,120	5,456,115

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	$2,000	$2,329,676
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,677,666
5.00%, 11/01/2039	1,900	2,133,074
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,187
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,064,947
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2027(j)	2,245	2,345,087
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,595,163
2.252%, 03/15/2032	2,000	1,691,005
Series 2021-A 4.00%, 03/15/2039	1,000	1,008,641
Series 2022-A 4.00%, 03/15/2039	2,000	2,019,754
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	825,901
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	1,610	1,659,421
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	344,434
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,373,664
5.00%, 06/01/2032	2,245	2,408,737
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.00%, 05/15/2045	2,945	2,881,663
2.591%, 05/15/2036	2,000	1,574,265
2.917%, 05/15/2040	1,000	749,847
Series 2022 3.965% (SOFR + 1.05%), 04/01/2026(a)	6,000	5,998,142
Series 2024 5.00%, 11/15/2035	3,000	3,491,999

		110,115,739

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.9%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(b)	$655	$708,162
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	5,360	5,368,756
5.00%, 03/01/2026	6,710	6,720,947

		12,797,865

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e) (h) (i)	425	0
7.00%, 12/15/2043(c) (d) (e) (h) (i)	440	0

		0

Ohio – 2.5%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	5,000	5,077,405
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,478,698
City of Cleveland OH Income Tax Revenue (City of Cleveland OH Income Tax Revenue) Series 2017-B1 5.00%, 10/01/2027	2,500	2,640,755
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037(j)	1,125	1,215,869
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,037,819
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,175,743
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,354,740
5.00%, 02/01/2039	3,860	4,164,656

	Principal Amount (000)	U.S. $ Value

Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	$885	$907,325
Series 2014 4.939%, 09/01/2032	910	940,601
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,400	3,898,393
University of Toledo (University of Toledo) Series 2023-B 3.938% (SOFR + 0.90%), 06/01/2036(a) (b)	9,770	9,551,314

		36,443,318

Oklahoma – 0.4%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	2,500	2,287,958
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,086,615
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045(j)	2,000	2,169,181

		6,543,754

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,830
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,080,961
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	3,080,950
Series 2023 5.25%, 07/01/2041	2,175	2,341,318

		11,504,059

Other – 0.4%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.684%, 10/25/2040	2,489	2,476,176

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	$1,998	$1,993,639
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2024-M 4.759%, 08/25/2041	1,999	2,055,723

		6,525,538

Pennsylvania – 6.6%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.95% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,958,779
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(k)	933	668,914
5.00%, 06/30/2039	2,200	2,189,245
8.00%, 06/30/2034	325	330,785
Series 2024-A 6.00%, 06/30/2034	155	168,390
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,213,311
5.00%, 07/01/2033	1,150	1,209,823
5.00%, 07/01/2034	1,300	1,363,828
5.00%, 07/01/2035	1,050	1,098,300
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	845	856,748
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,655,497
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	9,697,359
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	485	484,220
5.00%, 03/01/2033	1,600	1,546,371

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	$1,500	$1,560,870
Series 2022 4.00%, 05/01/2036	1,100	1,089,927
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	455	448,626
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,006,997
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.95% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,966,440
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2026	2,000	2,032,125
Series 2016-A 5.00%, 06/01/2025	3,000	3,020,552
Series 2017 5.00%, 12/01/2028	1,750	1,840,844
5.00%, 12/01/2029	1,255	1,319,025
Series 2021-A 3.00%, 12/01/2042	1,245	1,048,515
Series 2021-B 4.00%, 12/01/2039	2,000	2,017,998
Series 2022-A 5.00%, 12/01/2036	1,000	1,118,918
Series 2024 5.00%, 12/01/2038	5,800	6,489,866
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	999,149
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.845% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,756,760
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2034	5,000	5,098,820
Series 2023-A 5.25%, 09/01/2039	2,000	2,232,713
5.25%, 09/01/2043	4,000	4,354,711
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	3,365	3,386,721

	Principal Amount (000)	U.S. $ Value

Temple University-of The Commonwealth System of Higher Education (Temple University-of The Commonwealth System of Higher Education) 5.00%, 04/01/2027	$2,040	$2,134,371

		95,365,518

Puerto Rico – 0.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	17	10,471
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	970	972,967

		983,438

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,453,410

South Carolina – 1.2%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,482
5.41%, 11/01/2039	1,315	1,277,056
6.28%, 11/01/2039	100	97,266
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c) (d) (e)	1,000	150,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	2,000	1,974,104
5.25%, 11/01/2044	2,500	2,724,357
5.50%, 11/01/2050	2,500	2,741,113
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,000	1,016,189
5.00%, 12/01/2036	1,535	1,557,656
Series 2016-B 5.00%, 12/01/2037	5,040	5,134,280
Series 2016-C 5.00%, 12/01/2035	930	949,628

		17,720,131

Tennessee – 2.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,360,746
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	692,301

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(b)	$1,000	$1,019,349
9.25%, 11/01/2042(b)	1,000	1,019,196
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,246,611
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,105,968
5.50%, 07/01/2038	1,300	1,430,870
5.50%, 07/01/2042	1,485	1,605,712
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,041,314
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,313,875
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,137,390
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	786,855

		29,760,187

Texas – 4.8%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,710,759
5.00%, 01/01/2037	1,675	1,801,559
5.00%, 01/01/2039	1,000	1,067,222
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	1,000	1,119,217
Series 2024-C 5.00%, 08/15/2038	2,200	2,456,610
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,602,633
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.00%, 07/01/2033	4,000	4,356,042

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	$4,000	$4,251,580
5.50%, 07/15/2036	2,495	2,690,384
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2019-B 4.00%, 11/15/2039	1,015	1,016,334
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2012 5.25%, 02/01/2025	2,030	2,030,000
Series 2021-A 5.00%, 02/01/2038	1,750	1,877,000
5.00%, 02/01/2039	2,000	2,132,266
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	869,092
El Paso Independent School District (Prerefunded - US Govt Agencies) Series 2015 5.00%, 08/15/2031	1,835	1,855,904
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.10% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	1,000,102
Series 2024 5.00%, 07/01/2034	2,000	2,275,548
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	864,732
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c) (e) (k)	955	349,031
7.50%, 11/15/2036(c) (e)	225	185,544
7.50%, 11/15/2037(c) (e)	35	28,001
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(d)	1,245	1,247,420

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	$1,825	$1,400,596
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,112,654
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,353,616
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,020,657
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(b)	550	527,213
San Antonio Independent School District/TX (San Antonio Independent School District/TX) Series 2015 5.00%, 02/15/2025	2,000	2,001,442
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,623,850
5.00%, 07/01/2031	10,940	11,653,280
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(c) (e) (h) (i)	904	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	7,260	7,710,197
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,124,027
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,082,893

		70,397,405

Utah – 0.3%
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,161,354
Series 2024-A 5.00%, 07/01/2039	1,000	1,090,282

	Principal Amount (000)	U.S. $ Value

Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (k)	$455	$392,858

		3,644,494

Virginia – 0.9%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,198,874
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	3,625	3,128,268
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,484,630
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-A 5.00%, 02/01/2025	3,000	3,000,000
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	781,724
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,183,418
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	1,000	1,001,204

		12,778,118

Washington – 2.6%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	2,000	2,017,984
Series 2021-A 4.00%, 07/01/2042	1,000	987,740
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,531,629
5.00%, 05/01/2030	6,200	6,378,963
5.00%, 05/01/2038	1,000	1,019,344
Series 2021 4.00%, 08/01/2041	13,380	12,892,890
Series 2024 5.25%, 07/01/2043	1,835	1,970,124

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	$2,125	$2,128,032
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	945	882,266
Series 2021-1, Class X 0.727%, 12/20/2035(g)	945	38,345
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	998	966,565

		37,813,882

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	1,185	976,065
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	2,160	2,024,109
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,500	2,570,563

		5,570,737

Wisconsin – 1.6%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	904,779
State of Wisconsin (State of Wisconsin) Series 2025-2 5.00%, 05/01/2026(j)	1,900	1,951,158
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	2,000	2,048,278
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,005,726

	Principal Amount (000)	U.S. $ Value

Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	$280	$248,580
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,134,080
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	437,630
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	5,000	4,454,998
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,227,690
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,282,298
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2032(b)	15	15,313
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,500	1,575,041
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,219,626
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	961	961,435
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	307,320
5.00%, 07/01/2036	350	357,531
5.00%, 07/01/2038	375	380,244
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024-1 4.10%, 09/25/2039	1,246	1,213,932

		22,725,659

Total Long-Term Municipal Bonds (cost $1,357,014,698)		1,331,615,053

Short-Term Municipal Notes – 3.2%
California – 0.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	6,000	6,037,065

	Principal Amount (000)	U.S. $ Value

County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	$1,000	$1,005,374
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.70%, 10/01/2047(b) (l)	1,000	1,000,000

		8,042,439

Colorado – 0.5%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	7,000	7,061,790

Michigan – 0.2%
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 08/20/2025	2,500	2,525,727

New Jersey – 0.1%
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	2,000	2,015,685

New York – 0.6%
City of New York NY (City of New York NY) Series 2008-L 1.55%, 04/01/2038(l)	3,000	3,000,000
Series 2024-A 5.00%, 08/01/2025	2,590	2,618,876
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 08/21/2025	3,470	3,492,383

		9,111,259

Ohio – 0.2%
State of Ohio (University Hospitals Health System Obligated Group) Series 2018 1.75%, 01/15/2046(l)	2,230	2,230,000

Oregon – 0.2%
Oregon State Lottery (Oregon State Lottery) Series 2024-D 5.00%, 04/01/2025	2,890	2,900,260

	Principal Amount (000)	U.S. $ Value

Other – 0.4%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 2.70%, 03/01/2029(l)	$2,000	$2,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.70%, 03/01/2029(l)	4,000	4,000,000

		6,000,000

South Carolina – 0.2%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	2,400	2,424,830

Texas – 0.1%
McKinney Independent School District (McKinney Independent School District) Series 2024 5.00%, 02/15/2025	1,500	1,501,153

Washington – 0.1%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025	2,000	2,017,985

Total Short-Term Municipal Notes (cost $45,801,038)		45,831,128

Total Municipal Obligations (cost $1,402,815,736)		1,377,446,181

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	955	748,348
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,416	1,914,512
Series 2022-ML13, Class XCA 0.957%, 07/25/2036(g)	1,135	59,568
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(g)	2,022	132,011
Series 2024-ML24, Class AUS 4.299%, 05/25/2041	1,993	1,916,644

		4,771,083

Non-Agency Fixed Rate CMBS – 0.8%
Illinois Housing Development Authority Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,342	10,670,471
New Hampshire Business Finance Authority
Series 2022-2, Class X 0.69%, 10/01/2036(g)	4,846	212,388

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(g)	$2,969	$298,962

		11,181,821

Total Commercial Mortgage-Backed Securities (cost $20,111,212)		15,952,904

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	969,730
1.777%, 11/15/2030	1,000	841,060
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,248,095
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,807,110
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	761,960
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,584,488

Total Corporates - Investment Grade (cost $12,684,041)		11,212,443

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,579,029
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	886,174
5.75%, 12/01/2028(b)	996	863,811

Total Corporates - Non-Investment Grade (cost $3,887,525)		3,329,014

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.465% (CME Term SOFR + 4.11%), 05/25/2025(a) (cost $32,965)	33	33,174

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(m) (n) (o) (cost $28,162,651)	28,162,651	$28,162,651

Total Investments – 98.7% (cost $1,467,694,130)(p)		1,436,136,367
Other assets less liabilities – 1.3%		19,433,353

Net Assets – 100.0%		$1,455,569,720

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	2.99%	USD	19,310	$(1,693,553)	$(1,315,090)	$(378,463)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	24,000	01/15/2028	3.232%	CPI#	Maturity	$1,281,311	$—	$1,281,311
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,808,111	—	3,808,111
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,468,536	—	3,468,536
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,576,590	—	1,576,590
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	2,013,584	—	2,013,584
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	882,715	—	882,715
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	875,895	—	875,895
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	283,046	—	283,046
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	280,336	—	280,336
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	583,180	—	583,180
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	519,685	—	519,685
USD	5,000	04/01/2036	2.438%	CPI#	Maturity	516,265	—	516,265
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	2,972,489	—	2,972,489
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	917,690	—	917,690
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	817,515	—	817,515
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,744,497	—	1,744,497
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,730,696	—	2,730,696

						$25,272,141	$—	$25,272,141

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	17,600	10/15/2029	1 Day SOFR	3.785%	Annual	$(244,769)	$—	$(244,769)
USD	6,374	10/15/2029	1 Day SOFR	3.814%	Annual	(80,460)	—	(80,460)
USD	6,363	10/15/2029	1 Day SOFR	3.740%	Annual	(102,163)	—	(102,163)
USD	6,363	10/15/2029	1 Day SOFR	3.761%	Annual	(96,242)	—	(96,242)
USD	2,800	10/15/2030	1 Day SOFR	4.082%	Annual	1,086	—	1,086
USD	21,800	07/31/2031	1 Day SOFR	4.059%	Annual	(118,767)	2,238	(121,004)
USD	14,400	03/31/2033	3.553%	1 Day SOFR	Annual	725,875	—	725,875
USD	15,700	08/15/2034	3.264%	1 Day SOFR	Annual	1,135,604	455	1,135,149
USD	8,600	08/15/2034	3.304%	1 Day SOFR	Annual	606,303	—	606,303
USD	6,700	08/15/2034	3.272%	1 Day SOFR	Annual	474,596	—	474,596
USD	6,354	08/15/2034	3.844%	1 Day SOFR	Annual	141,659	—	141,659
USD	2,466	08/15/2034	3.856%	1 Day SOFR	Annual	52,585	—	52,585

						$2,495,307	$2,693	$2,492,615

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	23,000	04/15/2026	2.535%	CPI#	Maturity	$10,481	$—	$10,481
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	1,433,571	—	1,433,571
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,464,083	—	2,464,083
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,384,153	—	1,384,153
Bank of America NA	USD	20,000	02/15/2041	2.463%	CPI#	Maturity	385,299	—	385,299
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI#	Maturity	507,977	—	507,977
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI#	Maturity	235,763	—	235,763
Bank of America NA	USD	11,500	02/15/2046	2.442%	CPI#	Maturity	140,509	—	140,509
Barclays Bank PLC	USD	16,000	04/15/2026	2.218%	CPI#	Maturity	106,279	—	106,279
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,768,905	—	2,768,905
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,014,075	—	2,014,075
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,205,020	—	2,205,020
Barclays Bank PLC	USD	24,500	02/15/2046	2.520%	CPI#	Maturity	3,500	—	3,500
Citibank NA	USD	370,000	07/15/2025	3.130%	CPI#	Maturity	1,858,969	—	1,858,969
Citibank NA	USD	18,000	04/15/2026	2.155%	CPI#	Maturity	141,620	—	141,620
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,391,496	—	1,391,496
Goldman Sachs International	USD	20,000	01/15/2027	3.534%	CPI#	Maturity	844,499	—	844,499
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	368,765	—	368,765
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	777,925	—	777,925
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	943,787	—	943,787
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	437,886	—	437,886
Goldman Sachs International	USD	44,000	02/15/2046	2.396%	CPI#	Maturity	846,982	—	846,982
Goldman Sachs International	USD	34,000	02/15/2046	2.447%	CPI#	Maturity	389,298	—	389,298
Goldman Sachs International	USD	11,500	02/15/2046	2.449%	CPI#	Maturity	129,022	—	129,022
Goldman Sachs International	USD	11,500	02/15/2046	2.450%	CPI#	Maturity	127,253	—	127,253
JPMorgan Chase Bank NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,465,060	—	1,465,060
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	1,035,223	—	1,035,223
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,914,845	—	2,914,845
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,780,464	—	1,780,464
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,412,785	—	1,412,785
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,199,224	—	3,199,224

							$33,724,718	$—	$33,724,718

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$946,052	$—	$946,052

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $109,471,774 or 7.5% of net assets.

(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.94% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II Trust) Series 2023 4.84%, 04/01/2065	07/18/2023	$4,756,681	$4,473,838	0.31%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,659	30,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026	07/21/2022	1,036,663	30,000	0.00%
California Pollution Control Financing Authority (Rialto Bioenergy Facility) Series 2019 7.50%, 12/01/2040	05/16/2019	224,252	22	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	425,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	440,000	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$1,190,000	$1,174,145	0.08%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.755%, 11/01/2046	06/24/2024	1,965,000	1,973,985	0.14%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,245,000	1,247,420	0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	150,000	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,454,998	0.31%

(e)	Defaulted.
(f)	Inverse floater security.
(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	When-Issued or delayed delivery security.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)	Affiliated investments.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,163,175 and gross unrealized depreciation of investments was $(44,663,875), resulting in net unrealized appreciation of $30,499,300.

As of January 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,331,615,031	$22	(a)	$1,331,615,053
Short-Term Municipal Notes		45,831,128	—		45,831,128
Commercial Mortgage-Backed Securities	—	15,952,904	—		15,952,904
Corporates - Investment Grade	—	11,212,443	—		11,212,443
Corporates - Non-Investment Grade	—	3,329,014	—		3,329,014
Collateralized Mortgage Obligations	—	33,174	—		33,174
Short-Term Investments	28,162,651	—	—		28,162,651

Total Investments in Securities	28,162,651	1,407,973,694	22	(a)	1,436,136,367
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	25,272,141	—		25,272,141
Centrally Cleared Interest Rate Swaps	—	3,137,708	—		3,137,708
Inflation (CPI) Swaps	—	33,724,718	—		33,724,718
Interest Rate Swaps	—	946,052	—		946,052
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,693,553)	—		(1,693,553)
Centrally Cleared Interest Rate Swaps	—	(642,401)	—		(642,401)

Total	$28,162,651	$1,468,718,359	$22	(a)	$1,496,881,032

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,810	$97,316	$102,963	$28,163	$179